EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS	9 Months Ended
Sep. 30, 2018
Postemployment Benefits [Abstract]
EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS
EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS
The following table summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three and nine months ended September 30, 2018 and 2017:

	Pension		Healthcare		Other
	Three Months Ended September 30,		Three Months Ended September 30,		Three Months Ended September 30,
	2018	2017	2018	2017	2018	2017
	(in millions)
Service cost	6	7	1	2	3	3
Interest cost	18	17	5	9	1	1
Expected return on assets	(27)	(26)	(1)	(1)	—	—
Amortization of:
Prior service credit	—	—	(31)	(1)	1	—
Actuarial loss	18	21	2	1	—	—
Other	—	—	—	—	—	—
Net periodic benefit cost	15	19	(24)	10	5	4

	Pension		Healthcare		Other
	Nine Months Ended September 30,		Nine Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017	2018	2017
	(in millions)
Service cost	19	21	4	5	11	10
Interest cost	54	53	19	27	2	2
Expected return on assets	(84)	(80)	(5)	(5)	—	—
Amortization of:
Prior service credit	(1)	—	(52)	(2)	1	—
Actuarial loss	56	64	5	4	1	1
Other	—	3	—	—	—	—
Net periodic benefit cost	44	61	(29)	29	15	13

On February 20, 2018, CNH Industrial announced that the United States Supreme Court ruled in its favor in Reese vs. CNH Industrial N.V. and CNH Industrial America LLC. The decision allowed CNH Industrial to terminate or modify various retiree healthcare benefits previously provided to certain UAW Union represented Company retirees. On April 16, 2018, CNH Industrial announced its determination to modify the benefits provided to the applicable retirees (“Benefits Modification”) to make them consistent with the benefits provided to current eligible CNH Industrial retirees who had been represented by the UAW. The Benefits Modification resulted in a reduction of the plan liability by $527 million. This amount will be amortized from OCI to the income statement over approximately 4.5 years, which represents the average service period to attain eligibility conditions for active participants. For the three and nine months ended September 30, 2018, $30 million and $50 million of amortization (“Benefits Modification Amortization”) was recorded as a pre-tax gain in Other, net, respectively.